SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENTED INFORMATION
SEGMENTED INFORMATION

4.SEGMENTED INFORMATION

Year ended December 31, 2015	Liquids Pipelines	Gas Distribution	Gas Pipelines and Processing	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
(millions of Canadian dollars)
Revenues	5,589	3,609	3,803	498	20,842	(547)	33,794
Commodity and gas distribution costs	(9)	(2,349)	(3,002)	4	(20,443)	558	(25,241)
Operating and administrative	(2,849)	(536)	(522)	(143)	(66)	(132)	(4,248)
Depreciation and amortization	(1,227)	(308)	(272)	(186)	1	(32)	(2,024)
Environmental costs, net of recoveries	21	-	-	-	-	-	21
Goodwill impairment	-	-	(440)	-	-	-	(440)
	1,525	416	(433)	173	334	(153)	1,862
Income/(loss) from equity investments	296	(10)	200	2	(9)	(4)	475
Other income/(expense)	(15)	49	4	2	-	(742)	(702)
Earnings/(loss) before interest and income taxes	1,806	455	(229)	177	325	(899)	1,635
Interest expense							(1,624)
Income taxes							(170)
Loss							(159)
Loss attributable to noncontrolling interests and redeemable noncontrolling interests							410
Preference share dividends							(288)
Loss attributable to Enbridge Inc. common shareholders							(37)
Additions to property, plant and equipment[1]	5,884	858	385	68	-	80	7,275
Total assets	52,015	9,901	11,559	4,977	1,889	4,174	84,515

Year ended December 31, 2014	Liquids Pipelines	Gas Distribution	Gas Pipelines and Processing	Green Power and Transmission	Energy Services	Eliminations and Other	Consolidated
(millions of Canadian dollars)
Revenues	4,805	3,319	6,650	360	23,099	(592)	37,641
Commodity and gas distribution costs	(1)	(2,082)	(5,686)	3	(22,314)	597	(29,483)
Operating and administrative	(1,985)	(531)	(533)	(94)	(58)	(80)	(3,281)
Depreciation and amortization	(911)	(304)	(221)	(124)	2	(19)	(1,577)
Environmental costs, net of recoveries	(100)	-	-	-	-	-	(100)
	1,808	402	210	145	729	(94)	3,200
Income/(loss) from equity investments	161	(14)	224	3	-	(6)	368
Other income/(expense)	11	44	33	1	1	(356)	(266)
Earnings/(loss) before interest and income taxes	1,980	432	467	149	730	(456)	3,302
Interest expense							(1,129)
Income taxes							(611)
Earnings from continuing operations							1,562
Discontinuing operations
Earnings from discontinued operations before income taxes							73
Income taxes from discontinued operations							(27)
Earnings from discontinued operations							46
Earnings							1,608
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests							(203)
Preference share dividends							(251)
Earnings attributable to Enbridge Inc. common shareholders							1,154
Additions to property, plant and equipment[1]	8,914	610	593	333	3	74	10,527
Total assets	42,231	9,643	10,423	4,547	1,342	4,555	72,741

1Includes allowance for equity funds used during construction.

The measurement basis for preparation of segmented information is consistent with the significant accounting policies (Note 2).

OUT-OF-PERIOD ADJUSTMENT

Earnings attributable to Enbridge Inc. common shareholders for the year ended December 31, 2015 were increased by an out-of-period adjustment of $71 million in respect of an overstatement of deferred income tax expense in 2013 and 2014.

GEOGRAPHIC INFORMATION
Revenues[1]
Year ended December 31,	2015	2014
(millions of Canadian dollars)
Canada	11,087	14,963
United States	22,707	22,678
	33,794	37,641

1Revenues are based on the country of origin of the product or service sold.

Property, Plant and Equipment
December 31,	2015	2014
(millions of Canadian dollars)
Canada	30,656	27,420
United States	33,778	26,410
	64,434	53,830